CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net Income (Loss)	$ (385,069)	$ (1,380,790)	$ (5,761,061)	$ 2,211,309
Adjustments to reconcile net loss to net cash (used in) operating activities:
Depreciation				12,695
Amortization of debt discount	427,636	484,826	1,089,901	2,303,945
Change in fair value of derivative liability	(1,023,000)	(282,000)	2,090,500	(7,348,389)
Change in fair value of warrant liability	(747,000)	(182,000)	993,000	(1,782,000)
Stock-based compensation				464,500
Shares issued for services	10,000
Consulting fees added to note payable principal		197,000	(123,000)	240,000
Interest expense from warrant liability				881,000
Extension fees added to principal balance			176,536	250,000
Penalty/other extension fees for notes payable			251,169
Loss (gain) on Conversion of NP			62,105
Loss on Disposal of Fixed assets			97,556
Legal fees for note issuance				17,795
Extension fees added to notes payable principal	164,644	242,674
Loss on conversion of notes payable	894,481	67,600
Conversion fees added to notes payable	17,750
Changes in operating assets and liabilities:
Prepaid expenses		22,500	22,500	(22,500)
Prepaid expense from related party				315,000
Due from related entity		80,913		(10,204)
Accounts payable	153,038	27,080	1,588	(124,780)
Accrued expenses	254,892	366,383	576,081	203,356
Due to officer		(38,043)		(251,291)
Due to Related Party
Net cash (used in) operating activities	(232,628)	(393,857)	(523,125)	(2,639,564)
Cash flows from investing activities:
Proceeds due from affiliate	219,928	131,734
Advances to related party			(138,917)
Net cash (used in) investing activities	219,928	131,734	(138,917)
Cash flows from financing activities:
Proceeds from convertible notes payable	274,999	425,000	575,000	3,403,750
Payments of convertible notes payable	(260,537)	(177,534)	(306,981)	(540,650)
Repayment of advanced to officer			(46,719)
Proceeds from Related Party			242,985
Proceeds from notes payable			100,000
Payments of notes payable				(125,000)
Net cash provided by (used in) financing activities	14,462	247,466	564,285	2,738,100
Net increase (decrease) in cash	1,762	(14,656)	(97,757)	98,536
Cash at beginning of year	1,043	98,800	98,800	264
Cash at end of year	2,805	84,144	1,043	98,800
Non-Cash Items
Convertible notes paid by officer		25,163
Conversion of Convertible notes payable		(557,760)	(557,760)	(743,583)
Cashless exercise of warrants				5,306
Settlement of derivative liability to APIC				1,743,908
Convertible notes and interest paid by affiliate			(27,176)	53,000
Convertible debt settled through issuance of common shares			564,501	1,078,552
Reduction in accrued compensation due to officer				53,000
Shares issued for accounts payable			(180,000)
Warrant exercise shares				(4,000)
Convertible notes and interest paid by officer			(27,176)	253,000
Debt discount from derivative on convertible notes payable			(641,500)	386,823
Reduction in derivative liability from payments on convertible notes payable			(120,000)	(4,000)
Debt discount from issuance of warrants with convertible note payable				1,507,000
Discount on convertible notes payable			$ (42,693)	$ (490,214)
Debt discount from issuance of shares of common stock with convertible note	278,000
Settlement of derivative liability to APIC	601,000
Additional Paid in Capital from conversion of convertible notes payable		120,000
Day one expense	(45,000)
Convertible debt settled through issuance of common shares and acrued interest	$ 1,396,392	$ 638,851